Long-Term debt - Schedule of Future Payments on Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 52,840
Aircraft Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,243,556
Other Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	78,315
Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,640,008	$ 3,300,422
Year one [member] | Aircraft Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	256,192
Year one [member] | Other Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,318
Year one [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	554,021	469,500
Year two [member] | Aircraft Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	238,618
Year two [member] | Other Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,141
Year two [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	540,615	457,737
Year three [member] | Aircraft Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	226,537
Year three [member] | Other Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,557
Year three [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	853,756	529,125
Year four [member] | Aircraft Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	198,880
Year four [member] | Other Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,487
Year four [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	612,874	608,026
Year Five and Thereafter [member] | Aircraft Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	323,329
Year Five and Thereafter [member] | Other Rights Of Use [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	46,812
Year Five and Thereafter [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,078,742	$ 1,236,034